Note 11 - Accrued Liabilities	12 Months Ended
Jan. 31, 2020
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note
11
- Accrued Liabilities

	January 31,	January 31,
	2020	2019
Accrued compensation and benefits	20,613	16,771
Accrued professional fees	1,010	1,137
Other accrued liabilities	13,253	11,484
	34,876	29,392

Other accrued liabilities include accrued expenses related to third
party resellers and royalties, suppliers, accrued restructuring charges and accrued contingent acquisition purchase consideration.